Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 9,534,462		$ 8,765,699		$ 7,776,424
Cost of goods sold	5,328,236		5,021,137		4,295,346
Gross profit (1)	4,206,226		3,744,562		3,481,078
Percent to net sales	44.10%		42.70%		44.80%
Selling, general and administrative expenses (1)	3,259,648		2,960,814		2,728,122
Percent to net sales	34.20%		33.80%		35.10%
Other general expense - net	5,248		2,731		3,803
Impairment of trademarks	4,086		5,492		4,484
Interest expense	42,788		42,497		70,595
Interest and net investment income	(2,913)		(3,711)		(2,929)
Other income - net	(9,940)		(4,809)		(781)
Income before income taxes	907,309		741,548		677,784
Income taxes (1), (2)	276,275	[1]	299,688	[1]	215,299	[1]
Net income	$ 631,034		$ 441,860		$ 462,485
Net income per common share:
Basic (in dollars per share)	$ 6.15		$ 4.22		$ 4.28
Diluted (in dollars per share)	$ 6.02		$ 4.14		$ 4.21

[1]	ncludes IRS Settlement of $74,982, or approximately $.70 per share, in the Year ended December 31, 2011. See Note 14 for more information on the IRS Settlement.